GENERAL	6 Months Ended
Jun. 30, 2023
Disclosure Of General Information [Abstract]
GENERAL
NOTE 1 - GENERAL

a.
Nayax Ltd. (hereafter – the “Company”) was incorporated in January 2005. The Company provides processing and software as a service (SaaS) business operations solutions and services via a global platform. The Company is marketing its POS devices and SaaS solutions it developed in more than 60 countries worldwide (including Israel) through subsidiaries (the Company and the subsidiaries, hereafter – the “Group”) and through local distributors.

The Company is a public entity and its shares are being traded on the Tel Aviv Stock Exchange (TASE) since May 2021. On September 21, 2022, Company's Ordinary Shares were listed on the Nasdaq Global Select Market under the symbol NYAX. As of that date, the Company is dual listed on Nasdaq and the TASE.

b.
These condensed consolidated interim financial statements were approved by the Board of Directors on September 27, 2023, and should be read in conjunction with the Company’s Annual Report on Form 20-F for the fiscal year ended December 31, 2022 (the “2022 Annual Report”) filed with the Securities and Exchange Commission (the “SEC”) on March 1, 2023.